OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
April 4, 2017
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Oppenheimer Rochester Limited Term New York Municipal Fund , a series of Rochester Portfolio Series (the “Registrant”) Reg. No. 33-41511; File No. 811-6332
To the Securities and Exchange Commission:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act“), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on March 27, 2017.
Sincerely,
/s/ Taylor Edwards
Taylor Edwards Senior Vice President and Managing Counsel 212-323-0310 tedwards@ofiglobal.com

cc:	Kramer Levin Naftalis & Frankel LLP Gloria LaFond